EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Kopernik Global All-Cap Fund and Kopernik International Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2018 (SEC Accession No. 0001398344-18-014050), in interactive data format.